ACCRUAL (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued audit fee	$ 6,000	$ 22,000
Executive compensation	101,800	101,800
Accrued amount	$ 107,800	$ 123,800